Other disclosures - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 623	€ 905
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	137,823	146,468
Financial liabilities, at fair value	113,764	124,098
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,534	8,543
Financial liabilities, at fair value	623	905
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	256	295
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	23	1
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36	49
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	132	97
Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	2
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8	65
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	367	610
Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	611	740
Financial assets held for trading, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	19	7
Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	589	730
Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	233	272
Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	33	22
Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	185	241
Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	66	94
Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	72	101
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,469	934
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	266	295
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,053	505
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	150	134
Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	478	649
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	163
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17	19
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	461	467
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,976	6,220
Financial assets at fair value through other comprehensive income | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,668	4,792
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,064	1,222
Financial assets at fair value through other comprehensive income | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	244	206
Financial Assets and Liabilities Category | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	68,982	81,167
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	55,864	71,009
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	256	295
Financial Assets and Liabilities Category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	51,846	63,920
Financial Assets and Liabilities Category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	256	295
Financial Assets and Liabilities Category | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	42,360	51,584
Financial Assets and Liabilities Category | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	57	81
Financial Assets and Liabilities Category | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	530	724
Financial Assets and Liabilities Category | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	23	1
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3,050	4,226
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36	49
Financial Assets and Liabilities Category | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	657	456
Financial Assets and Liabilities Category | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	132	97
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	242	1,054
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	2
Financial Assets and Liabilities Category | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,007	5,876
Financial Assets and Liabilities Category | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8	65
Financial Assets and Liabilities Category | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,018	7,089
Financial Assets and Liabilities Category | Financial liabilities held for trading | Short positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Credit risk derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	(3)	(4)
Financial Assets and Liabilities Category | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,573	6,869
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,573	6,869
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,247	5,821
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	11	13
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,315	1,035
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	54,131	48,038
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	50,313	45,310
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	367	610
Financial Assets and Liabilities Category | Financial assets held for trading, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	102,792	114,945
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	55,374	67,826
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	611	740
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	501	1,069
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	3
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	265	296
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,214	1,453
Financial Assets and Liabilities Category | Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22	10
Financial Assets and Liabilities Category | Financial assets held for trading, category | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	53,895	66,074
Financial Assets and Liabilities Category | Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	589	730
Financial Assets and Liabilities Category | Financial assets held for trading, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	44,666	54,488
Financial Assets and Liabilities Category | Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	233	272
Financial Assets and Liabilities Category | Financial assets held for trading, category | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	451	696
Financial Assets and Liabilities Category | Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	33	22
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,429	3,129
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	185	241
Financial Assets and Liabilities Category | Financial assets held for trading, category | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	667	554
Financial Assets and Liabilities Category | Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	66	94
Financial Assets and Liabilities Category | Financial assets held for trading, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,181	6,138
Financial Assets and Liabilities Category | Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	72	101
Financial Assets and Liabilities Category | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,430	8,325
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,430	8,325
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,150	6,998
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24	25
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	256	1,302
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,838	4,486
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,240	1,796
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,469	934
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	155	257
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	266	295
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	428	984
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,053	505
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	657	555
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	150	134
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	56,486	48,717
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	53,765	45,559
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	478	649
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	23,910	11,973
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	163
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,881	9,481
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24,916	24,102
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17	19
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	58	3
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	461	467
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	114,505	120,953
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,014	22,962
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,976	6,220
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,537	4,477
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,668	4,791
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	74	75
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,064	1,223
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,403	18,410
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	244	206
Liabilities Under Insurance Contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,014	910
Liabilities Under Insurance Contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,014	910
Liabilities Under Insurance Contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 0	€ 0